INTANGIBLE ASSETS	9 Months Ended
Sep. 30, 2023
Notes and other explanatory information [abstract]
INTANGIBLE ASSETS

7. INTANGIBLE ASSETS

	Software	HealthTab™	Corozon	Emerald	Total
	$	$	$	$	$
Cost
Balance, December 31, 2021	35,006	1	1	1	35,009
Additions	5,171	-	-	-	5,171
Balance, December 31, 2022	40,177	1	1	1	40,180
Additions	7,651	-	-	-	7,651
Balance, September 30, 2023	47,828	1	1	1	47,831

Accumulated Amortization
Balance, December 31, 2021	3,501	-	-	-	3,501
Amortization	6,818	-	-	-	6,818
Balance, December 31, 2022	10,319	-	-	-	10,319
Amortization	5,053	-	-	-	5,053
Balance, September 30, 2023	15,372	-	-	-	15,372

Carrying value
As at December 31, 2022	29,858	1	1	1	29,861
As at September 30, 2023	32,456	1	1	1	32,459

Avricore Health Inc.

Notes to the Condensed Interim Consolidated Financial Statements

For the three and nine months ended September 30, 2023 and 2022

(Unaudited - Expressed in Canadian Dollars)